UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 11, 2005
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        81
Form 13F Information Table Value Total:        $195,907


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      367     5073 SH       SOLE                     5073
Abbott Laboratories            COM              002824100     1437    29330 SH       SOLE                    29330
American Express Company       COM              025816109     4138    77747 SH       SOLE                    77747
American International Group,  COM              026874107     5584    96108 SH       SOLE                    96108
Amgen Inc.                     COM              031162100      677    11200 SH       SOLE                    11200
Anheuser-Busch Cos.            COM              035229103     6537   142895 SH       SOLE                   142895
Apache Corporation             COM              037411105     2819    43635 SH       SOLE                    43635
Automatic Data Processing, Inc COM              053015103      224     5334 SH       SOLE                     5334
BHP Billiton Ltd. ADR          COM              088606108     1756    64325 SH       SOLE                    64325
BP plc ADR                     COM              055622104     5070    81269 SH       SOLE                    81269
Bank of America Corp.          COM              060505104     1452    31828 SH       SOLE                    31828
Berkshire Hathaway, Inc. Cl. A COM              084670108     8767      105 SH       SOLE                      105
Berkshire Hathaway, Inc. Cl. B COM              084670207    11602     4168 SH       SOLE                     4168
Bristol-Myers Squibb Co.       COM              110122108      786    31484 SH       SOLE                    31484
Buckeye Partners, L.P.         COM              118230101     4091    89000 SH       SOLE                    89000
Canadian Oil Sands Trust       COM              13642L100     6087    83050 SH       SOLE                    83050
Catellus Development Corp.     COM              149113102     1599    48757 SH       SOLE                    48757
Cedar Fair Limited Partnership COM              150185106     7604   236209 SH       SOLE                   236209
Chevron Corp.                  COM              166764100     1125    20118 SH       SOLE                    20118
Citigroup Inc.                 COM              172967101     3674    79462 SH       SOLE                    79462
Coach, Inc.                    COM              189754104      201     6000 SH       SOLE                     6000
Coca-Cola Company              COM              191216100     1640    39285 SH       SOLE                    39285
Colgate Palmolive Co.          COM              194162103      270     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     2044    66650 SH       SOLE                    66650
Commerce Bancorp               COM              200519106     4824   159150 SH       SOLE                   159150
ConocoPhillips                 COM              20825C104     5700    99148 SH       SOLE                    99148
Devon Energy Corporation       COM              25179M103     3236    63856 SH       SOLE                    63856
Dover Corporation              COM              260003108     6542   179834 SH       SOLE                   179834
ER Urgent Care Holdings Inc.   COM              26884h108        3    15000 SH       SOLE                    15000
Eli Lilly & Company            COM              532457108      559    10030 SH       SOLE                    10030
Equifax, Inc.                  COM              294429105      782    21892 SH       SOLE                    21892
Ethan Allen Interiors, Inc.    COM              297602104     3672   109575 SH       SOLE                   109575
Exxon Mobil Corporation        COM              30231G102     3365    58551 SH       SOLE                    58551
First Data Corp.               COM              319963104      936    23320 SH       SOLE                    23320
Gannett Co., Inc.              COM              364730101     4059    57060 SH       SOLE                    57060
General Electric Co.           COM              369604103     4952   142928 SH       SOLE                   142928
Genzyme Corp.                  COM              372917104      721    12000 SH       SOLE                    12000
Gillette Company               COM              375766102     3312    65410 SH       SOLE                    65410
Healthcare Select Sector SPDR  COM              81369Y209      552    17800 SH       SOLE                    17800
Home Depot, Inc.               COM              437076102      871    22393 SH       SOLE                    22393
IBM Corporation                COM              459200101      957    12900 SH       SOLE                    12900
Inco Ltd.                      COM              453258402     1403    37175 SH       SOLE                    37175
Intel Corporation              COM              458140100      365    14010 SH       SOLE                    14010
Johnson & Johnson              COM              478160104     7555   116234 SH       SOLE                   116234
Kinder Morgan Energy Partners, COM              494550106      994    19525 SH       SOLE                    19525
Kinder Morgan, Inc.            COM              49455P101      595     7150 SH       SOLE                     7150
Laboratory Corp. of America Ho COM              50540r409     4042    81000 SH       SOLE                    81000
Leucadia National Corp.        COM              527288104      985    25500 SH       SOLE                    25500
Loews Corp.                    COM              540424108      232     3000 SH       SOLE                     3000
M & T Bank Corp.               COM              55261F104     1598    15200 SH       SOLE                    15200
MSCI EAFE Index Fund           COM              464287465      228     4350 SH       SOLE                     4350
McCormick & Co., Inc. Non-Voti COM              579780206      261     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      531    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      603    11645 SH       SOLE                    11645
Merck & Co.                    COM              589331107     3755   121930 SH       SOLE                   121930
Mohawk Industries Inc.         COM              608190104     4616    55950 SH       SOLE                    55950
Newmont Mining Corp.           COM              651639106     2479    63505 SH       SOLE                    63505
Pepsico, Inc.                  COM              713448108     1073    19900 SH       SOLE                    19900
Pfizer Inc.                    COM              717081103     2545    92269 SH       SOLE                    92269
Procter & Gamble Company       COM              742718109     1960    37163 SH       SOLE                    37163
Progressive Corporation        COM              743315103     1164    11783 SH       SOLE                    11783
Rayonier, Inc.                 COM              754907103    10123   190900 SH       SOLE                   190900
Regis Corp.                    COM              758932107     3424    87625 SH       SOLE                    87625
Royal Dutch Petroleum          COM              780257804      935    14400 SH       SOLE                    14400
S&P Depository Receipts        COM              78462F103     2036    17085 SH       SOLE                    17085
Schlumberger Ltd.              COM              806857108     4890    64389 SH       SOLE                    64389
Service Corp. International    COM              817565104      385    48000 SH       SOLE                    48000
ServiceMaster Company          COM              81760N109      356    26600 SH       SOLE                    26600
TD Banknorth Inc.              COM              87235A101      256     8599 SH       SOLE                     8599
TJX Companies, Inc.            COM              872540109      662    27200 SH       SOLE                    27200
Telefonos de Mexico            COM              879403780      345    18264 SH       SOLE                    18264
Tenet Healthcare Corp.         COM              88033G100      189    15450 SH       SOLE                    15450
The Hershey Company            COM              427866108      248     4000 SH       SOLE                     4000
Tribune Co.                    COM              896047107      264     7500 SH       SOLE                     7500
Vodafone Group PLC             COM              92857W100      888    36520 SH       SOLE                    36520
Wal-Mart Stores, Inc.          COM              931142103     1795    37235 SH       SOLE                    37235
Washington Post ""B""          COM              939640108      345      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     5519    89624 SH       SOLE                    89624
Whole Foods Mkt. Inc.          COM              966837106      215     1820 SH       SOLE                     1820
Wyeth                          COM              983024100      825    18545 SH       SOLE                    18545
Zimmer Holdings, Inc.          COM              98956P102      624     8196 SH       SOLE                     8196
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